Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Intangible assets gross	$ 6,247,500	$ 6,822,500	$ 12,331,000
Less: accumulated amortization	(2,114,051)	(1,848,152)	(2,345,871)
Intangible assets, net	4,133,449	4,974,348	9,985,129
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets gross	5,148,500	5,484,500	9,024,000
Marketing-related [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets gross	$ 1,099,000	1,338,000	2,684,000
Technology-related [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets gross			$ 623,000